Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions

11. Related Party Transactions

As discussed in note 6, the Company leases its facilities from a company owned by its CEO.

During the years ended December 31, 2024 and 2023, respectively, the Company recorded $0 and $36,000 of professional fees, for consulting work for Twin Vee performed by Jim Leffew, the former Chief Executive Officer of Forza. Additionally, during the years ended December 31, 2024 and 2023, respectively, Aqua Sport recorded expense of $0 and $50,000, for compensation for his work to start up the Tennessee facility.

During the year ended December 31, 2024, the Company received a variable monthly fee averaging $41,593, to provide management services to Forza. This income for the Company, and expense for Forza, has been eliminated in the condensed consolidated financial statements. No management fees have been recorded in the period after the date of the merger of November 26, 2024.

During the years ended December 31, 2023 the Company received a monthly fee of $6,800, to provide management services and facility utilization to Forza. This income for the Company, and expense for Forza, has been eliminated in the consolidated financial statements.

In August of 2022, Forza signed a six-month lease for a duplex on a property in Black Mountain, NC, to be used by its traveling employees during the construction of its new manufacturing facility, for $2,500 per month. After the initial term of the lease, it was extended on a month-to-month basis. In August of 2023, the then president of Forza, James Leffew, purchased the property, and Forza executed a new lease agreement with Mr. Leffew on the same month-to-month terms. For the years ended December 31, 2024 and 2023, the lease expense was $7,500 and $20,000, respectively. The lease was canceled in March 2024.

Twin Vee Powercarsco [Member]
Related Party Transactions

9. Related Party Transactions

As discussed in Note 4, the Company has leased its Fort Pierce, Florida facilities from a company owned by its CEO.

During the nine months ended September 30, 2024, the Company received a variable monthly fee averaging $42,169 to provide management services and facility utilization to Forza. This income for the Company and expense for Forza, was eliminated in the condensed consolidated financial statements. Since the merger of Forza X1 and Twin Vee on November 26, 2024, the Company no longer receives a management fee.